Other Information- Commitments Agreements Telefonica (Details) € in Millions	1 Months Ended
Mar. 31, 2024 EUR (€)
Additional information [abstract]
IT Transformation Service Project	€ 582
IT Transformation Service Project Term	7 years
IT Transformation Service Project, Maximum Extension Term	2 years